Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 2,898	₨ 4,376
Recognized in income statement	1,132	(2,865)
Recognized in equity	(472)	1,387
Balance, at the end	3,558	2,898
Inventory [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,790	2,385
Recognized in income statement	1,495	(595)
Recognized in equity	0	0
Balance, at the end	3,285	1,790
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,630	1,614
Recognized in income statement	0	16
Balance, at the end	1,630	1,630
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	278	424
Recognized in income statement	38	(146)
Recognized in equity		0
Balance, at the end	316	278
Operating tax loss and interest loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	112	1,329
Recognized in income statement	185	(1,217)
Balance, at the end	297	112
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,291	1,715
Recognized in income statement	24	(901)
Recognized in equity		477
Balance, at the end	1,315	1,291
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(2,263)	(2,142)
Recognized in income statement	(402)	(121)
Balance, at the end	(2,665)	(2,263)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(569)	(370)
Recognized in income statement	(93)	(199)
Balance, at the end	(662)	(569)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	629	(579)
Recognized in income statement	(115)	298
Recognized in equity	(472)	910
Balance, at the end	₨ 42	₨ 629